Segment reporting	3 Months Ended
Mar. 31, 2023
Operating Segments [Abstract]
Segment reporting	Segment reporting
The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen Foods” and is reflected in the segment presentation below for the periods presented.

		For the three months ended March 31,
		2023	2022
	Note	€m	€m
Profit for the period		41.2	56.0
Taxation		9.4	17.0
Net financing costs	7	29.0	14.6
Depreciation & amortization		22.3	21.2
Exceptional items	6	30.1	19.0
Other add-backs		14.3	3.7
Adjusted EBITDA		146.3	131.5

Other add-backs include the elimination of share-based payment expense and related employer payroll tax expense of €13.9 million for the three months ended March 31, 2023 (2022: €1.3 million), as well as the elimination of non-operating M&A related costs, professional fees and transaction costs of €0.4 million for the three months ended March 31, 2023 (2022: €2.4 million). We exclude these costs because we do not believe they are indicative of our normal operating costs, can vary significantly in amount and frequency, and are unrelated to our underlying operating performance.

No information on segment assets or liabilities is presented to the CODM.
External revenue by geography

	For the three months ended March 31,
	2023	2022
	€m	€m
United Kingdom	216.4	197.9
Italy	109.1	122.8
Germany	117.6	102.0
France	52.9	49.3
Sweden	38.1	38.1
Norway	33.7	34.0
Croatia	19.6	17.8
Austria	37.9	34.7
Serbia	18.4	15.7
Switzerland	21.2	20.5
Spain	20.6	17.3
Rest of Europe	89.6	82.8
Total external revenue by geography	775.1	732.9